Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Impact of Change in Accounting Policy	Common shares	Additional paid-in capital	Additional paid-in capital Impact of Change in Accounting Policy	Retained earnings	Retained earnings Impact of Change in Accounting Policy	Accumulated other comprehensive income (loss)	Treasury shares
Balance (in shares) at Dec. 31, 2020			230,829
Balance (in shares) at Dec. 31, 2020									(2,844)
Balance at Dec. 31, 2020	$ 2,797,839	$ (53,789)	$ 2,702	$ 1,834,169	$ (54,052)	$ 1,323,091	$ 263	$ (243,822)	$ (118,301)
Increase (Decrease) in Stockholders' Equity
Net income	512,599					512,599
Other comprehensive loss	(82,848)							(82,848)
Purchase of treasury shares (in shares)									(1,891)
Purchase of treasury shares	(99,987)								$ (99,987)
Issuance of common shares in connection with stock plan (in shares)									1,441
Issuance of common shares in connection with stock plan	7,919					(44,213)			$ 52,132
Tax withholding related to vesting of stock awards (in shares)									(461)
Tax withholding related to vesting of stock awards	(23,574)								$ (23,574)
Share-based compensation	38,391			38,391
Balance (in shares) at Dec. 31, 2021			230,829
Balance (in shares) at Dec. 31, 2021									(3,755)
Balance at Dec. 31, 2021	3,096,550		$ 2,702	1,818,508		1,791,740		(326,670)	$ (189,730)
Increase (Decrease) in Stockholders' Equity
Net income	423,211					423,211
Other comprehensive loss	(77,421)							(77,421)
Issuance of common shares in connection with stock plan (in shares)									1,171
Issuance of common shares in connection with stock plan	121					(54,778)			$ 54,899
Tax withholding related to vesting of stock awards (in shares)									(529)
Tax withholding related to vesting of stock awards	(25,357)								$ (25,357)
Share-based compensation	$ 49,507			49,507
Balance (in shares) at Dec. 31, 2022			230,829
Balance (in shares) at Dec. 31, 2022	(3,113)								(3,113)
Balance at Dec. 31, 2022	$ 3,466,611		$ 2,702	1,868,015		2,160,173		(404,091)	$ (160,188)
Increase (Decrease) in Stockholders' Equity
Net income	341,303					341,303
Other comprehensive loss	(29,739)							(29,739)
Issuance of common shares in connection with stock plan (in shares)									873
Issuance of common shares in connection with stock plan	164					(44,676)			$ 44,840
Tax withholding related to vesting of stock awards (in shares)									(387)
Tax withholding related to vesting of stock awards	(17,675)								$ (17,675)
Share-based compensation	$ 47,100			47,100
Balance (in shares) at Dec. 31, 2023			230,829
Balance (in shares) at Dec. 31, 2023	(2,627)								(2,627)
Balance at Dec. 31, 2023	$ 3,807,764		$ 2,702	$ 1,915,115		$ 2,456,800		$ (433,830)	$ (133,023)